ADVANTAGE X

Variable Adjustable Life Insurance Policy

issued through

Transamerica Corporate Separate Account Sixteen

by

Transamerica Life Insurance Company

Supplement dated October 1, 2025

to the

Prospectus dated May 1, 2018

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2018. Please read this supplement carefully and keep it with your prospectus for future reference.

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Our fax number has been discontinued. We will no longer be taking any requests or requiring communication by fax for any transactions including premium payments, transfers, allocation instructions or loan requests.

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A name change applies to the following portfolios:

PRIOR PORTFOLIO NAME	NEW PORTFOLIO NAME
DFA VA Global Bond Portfolio	Dimensional VA Global Bond Portfolio
DFA VA International Small Portfolio	Dimensional VA International Small Portfolio
DFA VA International Value Portfolio	Dimensional VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio	Dimensional VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio	Dimensional VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
DFA VIT Inflation-Protected Securities Portfolio (Institutional Class)	Dimensional VIT Inflation-Protected Securities Portfolio (Institutional Class)

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Transamerica Life’s home office located at 6400 C St SW, Cedar Rapids, IA 52404.

The Principal Underwriter’s name changed from Transamerica Capital, Inc. to Transamerica Capital, LLC.

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If you have any questions regarding this supplement, you may contact us by writing to the Administrative Office at Transamerica Life Insurance Company, 4840 N. River Blvd., Cedar Rapids, Iowa 52411, or calling toll free at 1-888-804-8461 (Monday - Friday from 8:00 a.m. – 4:30 p.m. Central time).